May 1, 2026

VIA EDGAR

Securities and Exchange Commission
100 “F” Street NE
Washington, D.C. 20549

Re:    Symetra Life Insurance Company
    Symetra Separate Account SL (“Registrant”)

Accumulator Variable Universal Life (File Nos. 333-256975/811-04909)
Milestone VUL-G (File Nos. 333-213191/811-04909)

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-6 that:

1.The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent registration statement; and
2.The text of the most recent registration statement has been filed electronically.

Sincerely,

/s/ David Dimitri

David Dimitri
Assistant Vice President and Assistant General Counsel